Commitments - Other commitments and guarantees (Details) $ in Thousands	1 Months Ended				46 Months Ended
	Apr. 30, 2022	Feb. 28, 2022	Oct. 31, 2021 item	Mar. 31, 2019 item	Jun. 30, 2021 item	Dec. 31, 2022 USD ($) item
GasLog LNG Services Ltd. | Wartsila
Commitments
Number of maintenance agreements related to carriers | item					24
GasLog LNG Services Ltd. | Samsung
Commitments
Number of vessels covered by agreement | item				19
Period of services to be provided (in years)				6 years
Number of vessels with ballast water management system installed | item						14
GasLog LNG Services Ltd. | Hyundai
Commitments
Number of vessels covered by agreement | item			6
Period of services to be provided (in years)			5 years
GasLog LNG Services Ltd. | Third Parties | Maximum
Commitments
Bank guarantee amount | $						$ 250
GasLog LNG Services Ltd. | Greek Ministry Of Finance
Commitments
Bank guarantee amount | $						10
GasLog LNG Services Ltd. | United Kingdom Mutual Steamship Assurance Association Limited
Commitments
Bank guarantee amount | $						338
GasLog LNG Services Ltd. | FSRU tender
Commitments
Bank guarantee amount | $						$ 337
GAS-thirty nine Ltd
Commitments
Initial duration of contract or charter party agreement		9 years
GAS-forty Ltd
Commitments
Initial duration of contract or charter party agreement		10 years
GAS-forty one Ltd
Commitments
Initial duration of contract or charter party agreement		10 years
GAS-thirty eight Ltd
Commitments
Initial duration of contract or charter party agreement	7 years